TRADE AND OTHER ACCOUNTS PAYABLE (Details) - CLP ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
TRADE AND OTHER ACCOUNTS PAYABLE
Current	$ 457,074,643	$ 428,911,984
Non-current	2,534,836	2,392,555
Trade accounts payable	319,605,026	296,701,188
Withholding tax	77,122,183	74,435,775
Others	62,882,270	60,167,576
Total	$ 459,609,479	$ 431,304,539